The Relative Value Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2020 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 16.7%
$228,066	Adjustable Rate Mortgage Trust Series 2006-1, Class 2A1, 4.079%, 3/25/2036[1,2]	$163,229
191,340	Aqua Finance Trust Series 2019-A, Class A, 3.140%, 7/16/2040[1,3]	192,454
226,463	Arroyo Mortgage Trust Series 2019-2, Class A3, 3.800%, 4/25/2049[1,2,3]	226,495
300,000	Avant Loans Funding Trust Series 2019-B, Class B, 3.150%, 10/15/2026[1,3]	289,594
500,000	Bunker Hill Loan Depositary Trust Series 2019-3, Class M1, 3.269%, 11/25/2059[1,3,4]	498,686
284,779	CHL Mortgage Pass-Through Trust Series 2007-8, Class 1A12, 5.875%, 1/25/2038[1]	205,596
250,000	Connecticut Avenue Securities Trust Series 2020-R02, Class 2B1, 3.185% (1-Month USD Libor+300 basis points), 1/25/2040[1,2,3,5]	176,791
100,000	Connecticut Avenue Securities Trust Series 2019-R02, Class 1B1, 4.334% (1-Month USD Libor+415 basis points), 8/25/2031[1,2,3,5]	96,064
249,112	CSMC Trust Series 2020-RPL2, Class A12, 3.552%, 2/25/2060[1,3]	249,916
	Deephaven Residential Mortgage Trust
200,000	Series 2019-3A, Class B1, 4.258%, 7/25/2059[1,2,3]	194,276
250,000	Series 2018-2A, Class M1, 4.375%, 4/25/2058[1,2,3]	252,877
162,925	DSLA Mortgage Loan Trust Series 2006-AR2, Class 1A1A, 0.384% (1-Month USD Libor+19 basis points), 10/19/2036[1,2,5]	136,875
85,405	Fannie Mae Connecticut Avenue Securities Series 2018-C04, Class 2M2, 2.735% (1-Month USD Libor+255 basis points), 12/25/2030[1,2,5]	84,851
150,000	Foursight Capital Automobile Receivables Trust Series 2019-1, Class E, 4.300%, 9/15/2025[1,3]	150,418
	Freddie Mac Structured Agency Credit Risk Debt Notes
200,000	Series 2017-HRP1, Class B1, 4.784% (1-Month USD Libor+460 basis points), 12/25/2042[1,2,5]	188,863
340,734	Series 2016-DNA2, Class M3, 4.834% (1-Month USD Libor+465 basis points), 10/25/2028[1,2,5]	357,755
419,000	GS Mortgage-Backed Securities Corp. Trust Series 2020-PJ3, Class B5, 3.468%, 10/25/2050[1,2,3]	196,828
216,658	GSR Mortgage Loan Trust Series 2007-AR1, Class 2A1, 3.747%, 3/25/2047[1,2]	176,094
150,000	Homeward Opportunities Fund I Trust Series 2019-1, Class B1, 4.800%, 1/25/2059[1,2,3]	146,561

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$350,000	JFIN CLO 2013 Ltd Series 2013-1A, Class DR, 9.189% (3-Month USD Libor+737 basis points), 1/20/2030[1,2,3,5]	$313,885
255,601	Legacy Mortgage Asset Trust Series 2018-GS1, Class A1, 4.000%, 3/25/2058[1,3,4]	264,392
250,000	Magnetite XVI Ltd. Series 2015-16A, Class F, 7.635% (3-Month USD Libor+650 basis points), 1/18/2028[1,2,3,5]	199,411
129,462	Mosaic Solar Loan Trust Series 2019-1A, Class B, , 12/21/2043[1,3]	110,377
	Multifamily Connecticut Avenue Securities Trust
236,955	Series 2019-01, Class M7, 1.885% (1-Month USD Libor+170 basis points), 10/15/2049[1,2,3,5]	222,042
99,865	Series 2020-01, Class M7, 2.135% (1-Month USD Libor+195 basis points), 3/25/2050[1,2,3,5]	94,447
100,000	Series 2020-01, Class M10, 3.934% (1-Month USD Libor+375 basis points), 3/25/2050[1,2,3,5]	91,247
100,000	Series 2020-01, Class CE, 7.684% (1-Month USD Libor+750 basis points), 3/25/2050[1,2,3,5]	74,370
371,905	Nomura Asset Acceptance Corp. Alternative Loan Trust Series Series 2006-AP1, Class A3, 5.654%, 1/25/2036[1,2]	166,792
1,000,000	Palmer Square CLO Ltd. Series 2019-1A, Class SUB, , 4/20/2027[1,2,3]	591,127
	Palmer Square Loan Funding Ltd.
1,000,000	Series 2019-3A, Class SUB, 0.00%, 8/20/2027[1,2,3]	676,585
1,500,000	Series 2019-4A, Class SUB, 0.00%, 10/24/2027[1,2,3]	1,062,477
1,250,000	Series 2020-1A, Class SUB, 0.00%, 2/19/2028[1,2,3]	1,004,421
650,000	Series 2020-2A, Class SUB, 0.00%, 4/20/2028[1,2,3]	377,000
1,250,000	Series 2020-3A, Class SUB, 0.00%, 7/20/2028[1,2,3]	1,245,201
250,000	PRPM LLC Series 2019-4A, Class A2, 4.654%, 11/25/2024[1,3,4]	224,985
500,000	Radnor Ltd. Series 2019-1, Class M2, 3.385% (1-Month USD Libor+320 basis points), 2/25/2029[1,2,3,5]	479,273
	Residential Mortgage Loan Trust
400,000	Series 2019-3, Class B2, 5.664%, 9/25/2059[1,2,3]	359,505
500,000	Series 2020-2, Class B2, 5.400%, 5/25/2060[1,2,3]	462,325
250,000	Saranac Clo VIII Ltd. Series 2020-8A, Class E, 9.749% (3-Month USD Libor+812 basis points), 2/20/2033[1,2,3,5]	190,783
250,000	Upstart Securitization Trust Series 2018-1, Class D, 6.147%, 8/20/2025[1,3]	216,821
300,000	Verus Securitization Trust Series 2020-2, Class B1, 5.360%, 5/25/2060[1,2,3]	288,375

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$43,660	WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR18, Class 3A1, 3.192%, 1/25/2037[1,2]	$38,656
271,274	Wells Fargo Mortgage Loan Trust Series 2010-RR2, Class 1A4, 3.919%, 9/27/2035[1,2,3]	218,294
100,000	XCALI Mortgage Trust Series 2020-1, Class B1, 9.150% (1-Month USD Libor+750 basis points), 1/22/2023[1,2,3,5]	86,578
	TOTAL ASSET-BACKED SECURITIES
	(Cost $14,165,142)	13,043,592
	BANK LOANS — 11.6%
1,013,778	BCP Special Opportunities Fund II Holdings LP 13.000%, 1/29/2025[6]	1,013,778
475,000	BJ Services 11.830%, 1/3/2023[6]	470,250
1,770,000	Franchise Group New Holdco, LLC 12.000%, 9/30/2020[6]	1,734,600
566,850	Juul 11.000%, 8/2/2023[6]	566,850
504,721	Murray Energy Corp 11.500%, 7/29/2020[1,6]	504,721
232,211	Premier Brands Group Holdings LLC 9.116%, 3/20/2024[6]	231,283
1,050,000	Vitamin Shoppe Industries, LLC 13.710%, 12/16/2022[6]	1,050,000
3,467,021	Wellbore Integrity Solutions, LLC 8.500%, 12/31/2024[6]	3,440,370
	TOTAL BANK LOANS
	(Cost $9,003,610)	9,011,852

Number of Shares
	CLOSED-END FUNDS — 35.1%
16,845	Aberdeen Emerging Markets Equity Income Fund, Inc.[7]	101,912
14,866	Aberdeen Total Dynamic Dividend Fund[7]	114,468
11,292	AllianzGI Dividend Interest & Premium Strategy Fund[7]	126,245
25,683	BlackRock Debt Strategies Fund, Inc.[7]	239,622
7,791	BlackRock New York Municipal Income Quality Trust[7]	102,841
24,695	BlackRock Resources & Commodities Strategy Trust[7]	151,380
13,896	BrandywineGLOBAL Global Income Opportunities Fund, Inc.[7]	160,360
9,035	Clough Global Equity Fund[7]	96,223
14,901	Clough Global Opportunities Fund[7]	129,788
6,131	Delaware Enhanced Global Dividend & Income Fund[7]	49,539
41,547	Eaton Vance Floating-Rate Income Plus Fund[7]	574,595

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS (Continued)
16,758	Eaton Vance Ltd. Duration Income Fund[7]	$188,863
15,218	Eaton Vance Municipal Bond Fund	193,573
3,580	Eaton Vance Senior Income Trust	19,081
3,368	First Trust MLP and Energy Income Fund	18,895
218,550	Griffin Institutional Access Credit Fund - Class I	4,862,740
14,658	Highland Global Allocation Fund/CEF[7]	94,398
22,239	Highland Income Fund[7]	179,024
6,708	Invesco High Income Trust II7	80,161
1,249	John Hancock Tax-Advantaged Global Shareholder Yield Fund[7]	6,545
10,715	Kayne Anderson Midstream/Energy Fund, Inc.	48,539
9,570	Kayne Anderson MLP/Midstream Investment Co.[7]	50,530
2,703	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	15,272
15,177	NexPoint Strategic Opportunities Fund[7]	159,662
3,730	Nuveen AMT-Free Municipal Credit Income Fund	56,994
12,223	Nuveen Credit Strategies Income Fund[7]	71,382
6,790	Nuveen Georgia Quality Municipal Income Fund[7]	82,838
5,499	Nuveen Quality Municipal Income Fund	77,096
363,171	Palmer Square Opportunistic Income Fund	6,039,537
26,265	PGIM Global High Yield Fund, Inc.[7]	334,091
5,892	PGIM High Yield Bond Fund, Inc.[7]	77,951
16,902	PIMCO Energy & Tactical Credit Opportunities Fund[7]	119,328
645,193	PIMCO Flexible Credit Income Fund - Class I	5,284,124
665,278	Pomona Investment Fund	6,227,003
12,611	Royce Micro-Cap Trust, Inc.[7]	90,799
5,140	Source Capital, Inc.[7]	170,048
4,057	Special Opportunities Fund, Inc.[7]	45,722
21,298	Templeton Global Income Fund[7]	114,370
11,877	Voya Global Equity Dividend and Premium Opportunity Fund[7]	57,366
15,658	Voya Natural Resources Equity Income Fund[7]	39,771
112,182	Voya Prime Rate Trust[7]	456,581
6,252	Wells Fargo Income Opportunities Fund	43,889
20,637	Western Asset Global High Income Fund, Inc.[7]	190,892
	TOTAL CLOSED-END FUNDS
	(Proceeds $30,115,319)	27,344,038

Principal Amount
	COLLATERALIZED MORTGAGE OBLIGATIONS — 4.2%
$238,850	BX Commercial Mortgage Trust Series 2019-XL, Class J, 2.835% (1-Month USD Libor+265 basis points), 10/15/2036[2,3,5]	225,978
1,212,952	CHL Mortgage Pass-Through Trust Series 2004-29, Class 1X, 1.777%, 2/25/2035[1,2]	25,547

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$131,000	COMM Mortgage Trust Series 2017-PANW, Class E, 4.127%, 10/10/2029[2,3]	$128,860
	Connecticut Avenue Securities Trust
158,575	Series 2019-R01, Class 2M2, 2.634% (1-Month USD Libor+245 basis points), 7/25/2031[1,2,3,5]	156,112
119,681	Series 2019-R03, Class 1M2, 2.334% (1-Month USD Libor+215 basis points), 9/25/2031[1,2,3,5]	119,205
250,000	Series 2019-R04, Class 2B1, 5.434% (1-Month USD Libor+525 basis points), 6/25/2039[1,2,3,5]	232,305
250,000	Series 2019-R06, Class 2B1, 3.934% (1-Month USD Libor+375 basis points), 9/25/2039[1,2,3,5]	201,220
	Connecticut Avenue Securities Trust
380,000	Series 2019-R07, Class 1B1, 3.584% (1-Month USD Libor+340 basis points), 10/25/2039[1,2,3,5]	317,599
155,201	Series 2019-R05, Class 1M2, 2.184% (1-Month USD Libor+200 basis points), 7/25/2039[1,2,3,5]	153,132
200,000	Deephaven Residential Mortgage Trust Series 2020-2, Class M1, 4.112%, 5/25/2065[1,2,3]	204,973
669,911	DSLA Mortgage Loan Trust Series 2004-AR2, Class X2, 2.811%, 11/19/2044[1,2]	37,532
200,000	Foursight Capital Automobile Receivables Trust Series 2020-1, Class F, 4.620%, 6/15/2027[1,3]	167,928
500,000	Homeward Opportunities Fund I Trust Series 2018-1, Class M1, 4.548%, 6/25/2048[1,2,3]	468,151
196,648	Luminent Mortgage Trust Series 2006-5, Class A1A, 0.375% (1-Month USD Libor+19 basis points), 7/25/2036[1,2,5]	144,647
217,346	Morgan Stanley Mortgage Loan Trust Series 2006-13AX, Class A2, 0.525% (1-Month USD Libor+34 basis points), 10/25/2036[1,2,5]	112,910
	RALI Trust
131,415	Series 2006-QA10, Class A1, 0.370% (1-Month USD Libor+19 basis points), 12/25/2036[1,2,5]	116,830
64,119	Series 2005-QS17, Class A10, 6.000%, 12/25/2035[1]	61,571
266,334	Series 2006-QS2, Class 1A9, 5.500%, 2/25/2036[1]	239,798
100,000	Residential Mortgage Loan Trust Series 2019-2, Class M1, 3.862%, 5/25/2059[1,2,3]	101,830
44,796	Velocity Commercial Capital Loan Trust Series 2017-1, Class AFL, 1.435% (1-Month USD Libor+125 basis points), 5/25/2047[1,2,3,5]	44,512
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $3,416,101)	3,260,640

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 2.6%
	COMMUNICATIONS — 0.0%
4,926	Meet Group, Inc.*	$30,738
	CONSUMER DISCRETIONARY — 0.1%
1,192	Caesars Entertainment Corp.*	14,459
404	Tiffany & Co.	49,264
		63,723
	CONSUMER STAPLES — 0.0%
1,220	Craft Brew Alliance, Inc.*	18,776
	FINANCIALS — 2.1%
574	8i Enterprises Acquisition Corp.*,7,8	5,803
2,247	Agba Acquisition Ltd.*,7,8	20,650
3,530	Alussa Energy Acquisition Corp.*,7,8	35,335
2,490	Amplitude Healthcare Acquisition Corp.*,7	25,199
713	Andina Acquisition Corp. III*,7,8	7,315
913	Apex Technology Acquisition Corp.*,7	10,052
143	ARYA Sciences Acquisition Corp. II*,8	1,659
5,027	Bain Capital Specialty Finance, Inc.	55,699
55,035	Barings BDC, Inc.[7]	436,978
1,299	Brilliant Acquisition Corp.*,8	13,029
2,403	CC Neuberger Principal Holdings I*,8	25,472
415	CF Finance Acquisition Corp. - Class A*,7	4,503
1,662	Chardan Healthcare Acquisition 2 Corp.*	17,451
1,228	Churchill Capital Corp. II*,7	14,957
1,012	CIIG Merger Corp.*,7	10,322
1,817	Collective Growth Corp.*	17,280
476	Crescent Acquisition Corp.*,7	5,141
3,358	dMY Technology Group, Inc.*	35,528
2,245	East Stone Acquisition Corp.*,8	22,787
1,359	Far Point Acquisition Corp. - Class A*,7	13,916
411	FinTech Acquisition Corp. III*,7	5,216
1,592	Flying Eagle Acquisition Corp.*	18,547
525	Fortress Value Acquisition Corp.*	5,407
594	Fusion Acquisition Corp.*	6,035
3,118	Galileo Acquisition Corp.*,7,8	31,274
852	GigCapital2, Inc.*,7	9,159
1,656	GigCapital3, Inc.*	16,626
6,115	Golub Capital BDC, Inc.	71,240
3,975	Greenrose Acquisition Corp.*	39,750
3,133	Greenvision Acquisition Corp.*,7	32,427
53	GS Acquisition Holdings Corp. II*	557

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
792	GX Acquisition Corp.*,7	$8,197
586	Haymaker Acquisition Corp. II*,7	6,446
506	Healthcare Merger Corp.*,7	5,217
526	Hennessy Capital Acquisition Corp. IV*,7	6,049
153	Insurance Acquisition Corp.*,7	2,295
3,868	InterPrivate Acquisition Corp.*	39,299
67	Juniper Industrial Holdings, Inc.*,7	690
1,728	Kensington Capital Acquisition Corp.*	17,315
1,958	Landcadia Holdings II, Inc.*,7	33,834
863	Legg Mason, Inc.	42,934
1,327	LifeSci Acquisition Corp.*	13,615
4,087	LIV Capital Acquisition Corp.*,7,8	40,911
1,806	Live Oak Acquisition Corp.*	18,096
4,094	Merida Merger Corp. I*,7	40,080
177	Monocle Acquisition Corp.*,7	1,821
1,220	Mountain Crest Acquisition Corp.*	12,249
2,191	Netfin Acquisition Corp.*,7,8	28,154
2,202	New Providence Acquisition Corp.*,7	23,231
1,433	Newborn Acquisition Corp.*,8	14,559
1,580	Orisun Acquisition Corp.*,7	17,143
1,989	Osprey Technology Acquisition Corp.*,7	20,208
2,916	Pivotal Investment Corp. II*,7	30,035
1,286	PropTech Acquisition Corp.*,7	13,632
520	Replay Acquisition Corp.*,7,8	5,252
1,108	Roth CH Acquisition I Co.*	11,135
125	SC Health Corp.*,7,8	1,300
732	Schultze Special Purpose Acquisition Corp.*,7	7,488
2,215	Silver Spike Acquisition Corp.*,7,8	22,814
1,334	South Mountain Merger Corp.*,7	13,874
679	Stable Road Acquisition Corp.*,7	6,858
904	Sustainable Opportunities Acquisition Corp.*,8	9,130
1,424	Thunder Bridge Acquisition II Ltd.*,7,8	14,952
728	Trine Acquisition Corp.*,7	8,081
521	Tuscan Holdings Corp.*,7	5,575
2,003	Tuscan Holdings Corp. II*,7	20,110
1,990	Union Acquisition Corp. II*,7,8	20,099
2,638	Yunhong International Co., Ltd.*,8	26,380
		1,624,372
	HEALTH CARE — 0.1%
1,121	Wright Medical Group N.V.*,8	33,316

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS — 0.1%
2,313	Advanced Disposal Services, Inc.*	$69,783
	TECHNOLOGY — 0.2%
210	Acacia Communications Inc*	14,110
768	LogMeIn, Inc.	65,104
329	Tech Data Corp.*	47,705
		126,919
	UTILITIES — 0.0%
340	El Paso Electric Co	22,780
	TOTAL COMMON STOCKS
	(Cost $1,971,725)	1,990,407

Principal Amount
	CORPORATE BONDS — 0.2%
	FINANCIALS — 0.2%
$87,241	BlackRock Capital Investment Corp. 5.000%, 6/15/2022[9]	76,960
50,000	Realogy Group LLC / Realogy Co.-Issuer Corp. 9.375%, 4/1/2027[1,3,7]	46,788
		123,748
	TOTAL CORPORATE BONDS
	(Cost $126,769)	123,748

Number of Shares
	EXCHANGE-TRADED DEBT SECURITIES — 0.5%
	FINANCIALS — 0.5%
748	Capital Southwest Corp. 5.950%, 12/15/2022[1]	18,184
1,757	Monroe Capital Corp. 5.750%, 10/31/2023[1,7]	39,989
2,423	Oxford Square Capital Corp. 6.500%, 3/30/2024[1,7]	57,474
2,183	PennantPark Investment Corp. 5.500%, 10/15/2024[1,7]	49,117
1,952	Portman Ridge Finance Corp. 6.125%, 9/30/2022[1,7]	47,043
1,014	Stellus Capital Investment Corp. 5.750%, 9/15/2022[1]	23,250
	THL Credit, Inc.
1,881	6.750%, 12/30/2022[1,7]	45,972

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED DEBT SECURITIES (Continued)
	FINANCIALS (Continued)
1,568	6.125%, 10/30/2023[1]	$37,099
717	TriplePoint Venture Growth BDC Corp. 5.750%, 7/15/2022[1]	17,258
786	WhiteHorse Finance, Inc. 6.500%, 11/30/2025[1,7]	18,872
		354,258
	TOTAL EXCHANGE-TRADED DEBT SECURITIES
	(Cost $362,138)	354,258
	MUTUAL FUNDS — 4.5%
299,538	Jones Lang LaSalle Income Property Trust, Inc. - Class M-I - REIT [7]	3,483,625
	TOTAL MUTUAL FUNDS
	(Cost $3,650,000)	3,483,625
	PRIVATE INVESTMENT FUNDS — 18.4%
130,562	Bailard Real Estate Investment Trust	3,659,646
N/A	DSC Meridian Credit Opportunities Onshore Fund LP	2,182,318
N/A	Linden Investors LP	1,401,174
N/A	Pender Capital Asset Based Lending Fund I, L.P.	1,500,000
2,016	ShoreBridge Point72 Select, LLC	2,297,526
N/A	Walleye Opportunities Fund LP	2,657,376
N/A	Whitebox Asymmetric Opportunities Fund, LP	670,373
	TOTAL PRIVATE INVESTMENT FUNDS
	(Cost $14,461,848)	14,368,413
	RIGHTS — 0.0%
574	8i Enterprises Acquisition Corp., Expiration Date: December 30, 2020*,8	180
713	Andina Acquisition Corp. III, Expiration Date: November 7, 2020*,7,8	164
1,246	Big Rock Partners Acquisition Corp., Expiration Date: July 3, 2020*,7	349
	TOTAL RIGHTS
	(Cost $0)	693
	WARRANTS — 0.0%
574	8i Enterprises Acquisition Corp., Expiration Date: October 1, 2025*,8	264
713	Andina Acquisition Corp. III, Expiration Date: March 6, 2024*,7,8	307
623	Big Rock Partners Acquisition Corp., Expiration Date: December 1, 2022*,7	280
553	BiomX, Inc., Expiration Date: October 28, 2024*	265
311	CF Finance Acquisition Corp., Expiration Date: April 30, 2025*,7	420
453	Far Point Acquisition Corp., Expiration Date: June 1, 2025*,7	226
238	KLDiscovery, Inc., Expiration Date: December 1, 2025*,7	48
1,038	Legacy Acquisition Corp., Expiration Date: November 30, 2022*,7	509
1,187	Leisure Acquisition Corp., Expiration Date: December 28, 2022*,7	1,116

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
1,447	Lion Group Holding Ltd., Expiration Date: April 30, 2026*,7,8	$239
2,047	Merida Merger Corp. I, Expiration Date: November 7, 2026*,7	1,064
177	Monocle Acquisition Corp., Expiration Date: June 12, 2024*	115
732	Schultze Special Purpose Acquisition Corp., Expiration Date: December 31, 2023*,7	944
160	Whole Earth Brands, Inc., Expiration Date: June 25, 2025*	182
	TOTAL WARRANTS
	(Cost $0)	5,979
	SHORT-TERM INVESTMENTS — 6.9%
5,410,747	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 0.05%[7,10]	5,410,747
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $5,410,747)	5,410,747
	TOTAL INVESTMENTS — 100.7%
	(Cost $82,683,399)	78,397,992
	Liabilities in Excess of Other Assets — (0.7)%	(535,634)
	TOTAL NET ASSETS — 100.0%	$77,862,358
	SECURITIES SOLD SHORT — (1.0)%
	COMMON STOCKS — 0.0%
	CONSUMER DISCRETIONARY — 0.0%
(107)	Eldorado Resorts, Inc.*	(4,287)
	TOTAL COMMON STOCKS
	(Proceeds $4,637)	(4,287)
	EXCHANGE-TRADED FUNDS — (1.0)%
(11,000)	Invesco Senior Loan ETF	(234,850)
(4,397)	iShares iBoxx High Yield Corporate Bond ETF	(358,883)
(1,066)	SPDR Bloomberg Barclays High Yield Bond ETF	(107,837)
(1,612)	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	(40,622)
	TOTAL EXCHANGE-TRADED FUNDS
	(Proceeds $761,725)	(742,192)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $766,362)	$(746,479)

ETF — Exchange-Traded Fund
LLC — Limited Liability Company
LP — Limited Partnership
REIT — Real Estate Investment Trust

* Non-income producing security.
[1] Callable.
[2] Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

[3] Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $14,093,474, which represents 18.10% of total net assets of the Fund.
[4] Step rate security.
[5] Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[6] Level 3 securities fair valued under procedures established by the Board of Trustees, represents 11.57% of Net Assets. The total value of these securities is $9,011,852.
[7] All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $4,014,295.
[8] Foreign security denominated in U.S. Dollars.
[9] Convertible security.
[10] The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

THE RELATIVE VALUE FUND
SCHEDULE OF INVESTMENTS - Continued
June 30, 2020 (Unaudited)

	Redemptions	Redemption			Original
Securities With Restrictions On Redemptions	Permitted	Notice Period	Cost	Fair Value	Acquisition Date
Bailard Real Estate Investment Trust [a]	Quarterly	30 Days	$3,650,000	$3,659,646	1/1/2019
DSC Meridian Credit Opportunities Onshore Fund LP [a]	Quarterly [b]	65 Days	2,200,000	2,182,318	10/1/2018
Linden Investors LP [a]	Quarterly [c]	65 Days	1,450,000	1,401,174	10/1/2018
Pender Capital Asset Based Lending Fund I, L.P. [a]	Quarterly	90 Days	1,500,000	1,500,000	8/16/2019
Pomona Investment Fund	Quarterly	75 Days	6,787,447	6,227,003	10/1/2018
ShoreBridge Point72 Select, LLC [a]	Quarterly [b]	55 Days	2,200,000	2,297,526	5/1/2019
Walleye Opportunities Fund LP [a]	Monthly [c]	45 Days	2,675,000	2,657,376	12/1/2018
Whitebox Asymmentric Opportunities Fund, LP [a]	Quarterly [c]	60 Days	786,848	670,373	10/1/2018
Totals			$21,249,295	$20,595,416

a Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.

b The Private Investment Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Private Investment Fund.

c The Private Investment Fund can institute a gate provision on redemptions at the fund level of 20 - 25% of the fair value of the investment in the Private Investment Fund.

See accompanying Notes to Schedule of Investments.

The Relative Value Fund

Notes to Schedule of Investments

June 30, 2020 (Unaudited)

Note 1 – Valuation of Investments

The Fund’s Valuation Committee oversees the valuation of the Fund’s investments on behalf of the Fund. The Board of Trustees of the Fund (the “Board”) has approved valuation procedures for the Fund (the “Valuation Procedures”). Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant determination date. If no sale or official closing price of particular securities is reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant determination date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time net asset value is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Investment Manager or a Sub-Adviser (as defined in Note 3) not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers, in accordance with the Valuation Procedures. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant determination date at the time net asset value is determined. The mid-point of the last bid and the last ask is also known as the “mark”.

Fixed-income securities with a remaining maturity of sixty (60) days or more for which accurate market quotations are readily available will normally be valued according to the mean between the last available bid and ask price from a recognized pricing service. Fixed-income securities for which market quotations are not readily available or are believed by the Investment Manager or a Sub-Adviser not to reflect market value will be valued based upon broker-supplied quotations in accordance with the Valuation Procedures, provided that if such quotations are unavailable or are believed by the Investment Manager or a Sub-Adviser not to reflect market value, such fixed-income securities will be valued at fair value in accordance with the Valuation Procedures, which may include the utilization of valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued by the Investment Manager or a Sub-Adviser at amortized cost, which the Board has determined to approximate fair value. All other instruments held by the Fund will be valued in accordance with the Valuation Procedures.

If no price is obtained for a security in accordance with the foregoing, because either an external price is not readily available or such external price is believed by the Investment Manager or a Sub-Adviser not to reflect the market value, the Valuation Committee will make a determination in good faith of the fair value of the security in accordance with the Valuation Procedures. In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Fund will generally value shares of exchange traded funds (“ETFs”) at the last sale price on the exchange on which the ETF is principally traded. The Fund will generally value shares of open-end investment companies and closed-end investment companies that do not trade on one or more of the U.S. national securities exchanges at their respective daily closing net asset values.

The Fund will generally value private investment funds in accordance with the value determined as of such date by each private investment fund in accordance with the private investment fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a private investment fund will represent the amount that the Fund could reasonably expect to receive from the private investment fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that the private investment fund does not report a value to the Fund on a timely basis, the Fund will determine the fair value of such private investment fund based on the most recent final or estimated value reported by the private investment fund, as well as any other relevant information available at the time the Fund values its portfolio. Using the nomenclature of the hedge fund industry, any values reported as “estimated” or “final” values are expected to reasonably reflect market values of securities when available or fair value as of the Fund’s valuation date. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund assets and the receipt of valuation information from the underlying manager of a private investment fund.

The Relative Value Fund

Notes to Schedule of Investments - Continued

June 30, 2020 (Unaudited)

Note 2 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In accordance with Accounting Standards Update (“ASU”) 2015-7, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) investments valued at the net asset value as practical expedient are no longer included in the fair value hierarchy. As such, investments in securities with a fair value of $20,595,416 are excluded from the fair value hierarchy as of June 30, 2020.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy as of June 30, 2020:

The Relative Value Fund

Notes to Schedule of Investments - Continued

June 30, 2020 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$-	$13,043,592	$-	$13,043,592
Bank Loans	-	-	9,011,852	9,011,852
Closed-End Funds	21,117,035	-	-	21,117,035
Collateralized Mortgage Obligations	-	3,260,640	-	3,260,640
Common Stocks*	1,990,407	-	-	1,990,407
Corporate Bonds**	-	123,748	-	123,748
Exchange-Traded Debt Securities*	354,258	-	-	354,258
Mutual Funds	3,483,625	-	-	3,483,625
Rights	693	-	-	693
Warrants	5,979	-	-	5,979
Short-Term Investments	5,410,747	-	-	5,410,747
Subtotal	$32,362,744	$16,427,980	$9,011,852	$57,802,576
Closed End Funds				$6,227,003
Private Investment Funds				$14,368,413
Total Investments				$78,397,992

Liabilities
Securities Sold Short
Common Stocks*	$4,287	$-	$-	$4,287
Exchange-Traded Funds	742,192	-	-	742,192
Total Securities Sold Short	$746,479	$-	$-	$746,479

*All common stocks, exchange-traded debt securities, and common stocks held short, in the Fund are Level 1 securities. For a detailed break-out of common stocks, exchange-traded debt securities, and common stocks held short by major industry classification, please refer to the Schedule of Investments.

**All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.